November 2, 2015

DREYFUS BNY MELLON FUNDS, INC.

-          Dreyfus Alternative Diversifier Strategies Fund

Supplement to Statutory Prospectus

 dated February 27, 2015

The following information supersedes and replaces the second paragraph in “Fund Summary – Portfolio Management” in the statutory prospectus:

Caroline Lee-Tsao and Jeffrey M. Mortimer, CFA, are the fund’s primary portfolio managers responsible for investment allocation decisions, positions they have held since November 2015 and the fund’s inception in March 2014, respectively. Ms. Lee-Tsao is the Senior Investment Strategist for BNY Mellon Wealth Management and Mr. Mortimer is Director of Investment Strategy for BNY Mellon Wealth Management.  Ms. Lee-Tsao and Mr. Mortimer are employees of The Bank of New York Mellon and Dreyfus.

The following information supersedes and replaces the third paragraph in “Fund Details - Management” in the statutory prospectus:

Caroline Lee-Tsao and Jeffrey M. Mortimer, CFA, have been the primary portfolio managers of the fund responsible for investment allocation decisions since November 2015 and the fund’s inception in March 2014, respectively.  Ms. Lee-Tsao is the Senior Investment Strategist for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon since August 2013. Mr. Mortimer is Director of Investment Strategy for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon since June 2012.  Ms. Lee-Tsao and Mr. Mortimer have been employed by Dreyfus since March 2013 and November 2015, respectively, and manage the fund as employees of Dreyfus. Prior to joining The Bank of New York Mellon, Ms. Lee-Tsao managed multi-manager funds at Progress Investment Management Company from July 2011 to July 2013 and at Charles Schwab Investment Management from October 2005 until May 2011.  Prior to joining The Bank of New York Mellon, Mr. Mortimer was a partner at Bainco International Investors from September 2010 to May 2012.

6253S1115

November 2, 2015

DREYFUS BNY MELLON FUNDS, INC.

-          Dreyfus Global Emerging Markets Fund

Supplement to Statutory Prospectus

 dated February 27, 2015

The following information supersedes and replaces the second paragraph in “Fund Summary – Portfolio Management” in the statutory prospectus:

Robert Marshall-Lee, Naomi Waistell and Sophia Whitbread, CFA are the fund’s primary portfolio managers, positions Mr. Marshall-Lee and Ms. Whitbread have held since the fund’s inception in February 2014 and Ms. Waistell has held since November 2015. Mr. Marshall-Lee, the lead portfolio manager, is the investment leader of the emerging markets equities team at Newton. Ms. Waistell is an investment manager on the emerging markets and Asian equity team at Newton. Ms. Whitbread is an investment manager on the emerging markets equities team at Newton.

The following information supersedes and replaces the fourth paragraph in “Fund Details - Management” in the statutory prospectus:

Robert Marshall-Lee, Naomi Waistell and Sophia Whitbread, CFA are the fund’s primary portfolio managers, positions Mr. Marshall-Lee and Ms. Whitbread have held since the fund’s inception in February 2014 and Ms. Waistell has held since November 2015. Mr. Marshall-Lee, the lead portfolio manager, is the investment leader of the emerging markets equities team at Newton, where he has been employed since 1999. Ms. Waistell has been an investment manager on the emerging markets and Asian equity team at Newton since September 2014, prior to which she was an investment manager on the European and Global equity teams at Newton, where she has been employed since February 2010.  Ms. Whitbread is an investment manager on the emerging markets equities team at Newton, where she was employed from 2005 to 2010 and rejoined in January 2011.

6243S1115

November 2, 2015

DREYFUS BNY MELLON FUNDS, INC.

-          Dreyfus Yield Enhancement Strategy Fund

Supplement to Statutory Prospectus

dated February 27, 2015

The following information supersedes and replaces the second paragraph in “Fund Summary – Portfolio Management” in the statutory prospectus:

Caroline Lee-Tsao and Jeffrey M. Mortimer, CFA, are the fund’s primary portfolio managers responsible for investment allocation decisions, positions they have held since November 2015 and the fund’s inception in March 2014, respectively. Ms. Lee-Tsao is the Senior Investment Strategist for BNY Mellon Wealth Management, and Mr. Mortimer is Director of Investment Strategy for BNY Mellon Wealth Management.  Ms. Lee-Tsao and Mr. Mortimer are employees of The Bank of New York Mellon and Dreyfus.

The following information supersedes and replaces any contrary information contained in the third paragraph in “Fund Details - Management” in the statutory prospectus:

Caroline Lee-Tsao and Jeffrey M. Mortimer, CFA, have been the primary portfolio managers of the fund responsible for investment allocation decisions since November 2015 and the fund’s inception in March 2014, respectively.  Ms. Lee-Tsao is the Senior Investment Strategist for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon since August 2013. Mr. Mortimer is Director of Investment Strategy for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon since June 2012.  Ms. Lee-Tsao and Mr. Mortimer have been employed by Dreyfus since March 2013 and November 2015, respectively, and manage the fund as employees of Dreyfus. Prior to joining The Bank of New York Mellon, Ms. Lee-Tsao managed multi-manager funds at Progress Investment Management Company from July 2011 to July 2013 and at Charles Schwab Investment Management from October 2005 until May 2011.  Prior to joining The Bank of New York Mellon, Mr. Mortimer was a partner at Bainco International Investors from September 2010 to May 2012.

6327S1115

November 2, 2015

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Disciplined Stock Fund

Dreyfus BNY Mellon Funds, Inc.

-dreyfus Alternative Diversifier Strategies Fund

-Dreyfus Global Emerging Markets Fund

-Dreyfus Yield Enhancement Strategy Fund

DREYFUS INVESTMENT FUNDS

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

Supplement to Statement of Additional Information dated

November 1, 2014, as revised or amended November 26, 2014,
 January 1, 2015, February 1, 2015, February 27, 2015, March 12, 2015, May 1, 2015,
May 12, 2015, September 1, 2015,  October 1, 2015 and October 6, 2015

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager[1]	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
David Borah	7	$1.7B	4	$133.2M	11	$571.8M
George DeFina	16	$5.7B	4	$147.7M	7	$402.9M
Julianne McHugh	15	$6.0B	2	$207.4M	29	$1.9B
Caroline Lee-Tsao	0	N/A	0	N/A	0	N/A
Naomi Waistell	0	N/A	0	N/A	0	N/A

1               Because Messrs. Borah and DeFina and Mmes.  Waistell, Lee-Tsao and McHugh became primary portfolio managers  as of November 2, 2015, their information is as of September 30, 2015.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager[1]	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
David Borah	Other Account	1	$60.7M
George DeFina	None	0	$0
Julianne McHugh	Other Account	1	$8.3M
Caroline Lee-Tsao	None	0	$0
Naomi Waistell	None	0	$0

GRP5-SAISTK-1115

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager[1]	Fund	Dollar Range of Fund Shares Beneficially Owned
David Borah	Dreyfus/The Boston Company Small Cap Growth Fund	None
George DeFina	Dreyfus Disciplined Stock Fund	None
Julianne McHugh	Dreyfus Diversified Emerging Markets Fund
Caroline Lee-Tsao	Dreyfus Alternative Diversifier Strategies Fund	None
	Dreyfus Yield Enhancement Strategy Fund	None
Naomi Waistell	Dreyfus Global Emerging Markets Fund	None

1                      Because Messrs. Borah and DeFina and Mmes.  Waistell, Lee-Tsao and McHugh became primary portfolio managers  as of November 2, 2015, their information is as of September 30, 2015.

GRP5-SAISTK-1115